Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)			1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2017	Jul. 07, 2016	Sep. 21, 2017	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash, Uninsured Amount				$ 8,000,000	$ 12,000,000
Cash, FDIC Insured Amount					$ 250,000
Carrying Value Of Goodwill Greater Than Fair Value Likelihood Maximum Percentage					50.00%
Advertising Expense					$ 245,230	$ 1,058,000
Long-term Debt, Excluding Current Maturities				$ 33,301,998		33,003,962
Scenario, Previously Reported [Member]
Long-term Debt, Excluding Current Maturities						34,695,383
Scenario, Previously Reported [Member] | Other Noncurrent Assets [Member]
Debt Issuance Costs, Net						$ 1,691,421
Minimum [Member]
Contractual Agreements, Term				1 year	1 year
Maximum [Member]
Contractual Agreements, Term				3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life					5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life					5 years
Information Technology [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life					3 years
Information Technology [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life					5 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	75	20	75